Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance of unrecognized tax benefits as at January 1	$ 20,304	$ 29,364	$ 39,804
Increases for positions related to the current year	3,643	1,141	4,560
Changes for positions taken in prior years	1,015	(1,284)	(5,085)
Decreases related to statute of limitations	(4,627)	(8,917)	(9,915)
Balance of unrecognized tax benefits as at December 31	$ 20,335	$ 20,304	$ 29,364